Goodwill and Other Intangible Assets (Details 1) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	$ 1,636.4	$ 1,636.4
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	391.0	294.2
Finite-lived intangible assets subject to amortization, Net	1,245.4	1,342.2
Indefinite-lived intangible assets not subject to amortization:
Total other intangible assets, Acquisition Cost	3,492.0	3,492.0
Total other intangible assets, Accumulated Amortization / Impairment Charges	402.6	305.0
Total other intangible assets, Net	3,089.4	3,187.0
Indefinite-Lived Trademarks [Member]
Indefinite-lived intangible assets not subject to amortization:
Indefinite-lived intangible assets not subject to amortization Acquisition Cost	1,855.6	1,855.6
Indefinite-lived intangible assets not subject to amortization Accumulated Amortization/ Impairment Charges	11.6	10.8
Indefinite-lived intangible assets not subject to amortization, Net	1,844.0	1,844.8
Customer and contractual relationships [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	1,415.1	1,415.1
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	314.8	238.4
Finite-lived intangible assets subject to amortization, Net	1,100.3	1,176.7
Patents and technology [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	158.8	158.8
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	49.3	36.9
Finite-lived intangible assets subject to amortization, Net	109.5	121.9
Finite-Lived Trademarks [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization Acquisition Cost	62.5	62.5
Finite-lived intangible assets subject to amortization Accumulated Amortization / Impairment Charges	26.9	18.9
Finite-lived intangible assets subject to amortization, Net	$ 35.6	$ 43.6